RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF RESTATEMENTS

The following table presents the effect of the restatements of the Company’s previously issued balance sheet:

	As of December 31, 2023
	As Previously Reported	Adjustments	As Restated

Other Assets	$444,723	$(146,560)[1]	$298,163
Accounts and Other Payables	(1,110,087)	(200,000)[2]
		1,173 [4]	(1,308,914)
Property and Equipment, Net	891,187	(792,612)[3]	98,575
Joint Venture Non-Controlled Equity Portion	$99,048	(99,048)[4]	-
Cash and Cash Equivalents	4,754,597	(16,093)[4]	4,738,504
Accumulated Other Comprehensive Income (Loss)	(222,380)	(962)[4]	(221,418)
Accumulated Deficit	$(47,941,796)	$(1,254,101)[5]	$(49,195,897)

[1]	Deferred Tax Asset eliminated from Other Assets

[2]	The intercompany amount due to Iveda Taiwan was understated by $200,000 related to a payment made on behalf of Iveda US by Iveda Taiwan added back to Accounts and Other Payables

[3]	2023 capitalized software expensed to Research and Development

[4]

An adjustment for $180,000 to expense its investment in Iveda Phils JV originally recorded as a consolidation but we have determined this investment should have been recorded using the equity method. On the balance sheet this effected Cash and Cash equivalents, Accounts and Other Payables, Joint Venture Non-Controlled Equity Portion, Accumulated Other Comprehensive Income (Loss).

[5]	Each of the above restatements effected Accumulated Deficit